SHORT-TERM AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM AND LONG-TERM INVESTMENTS	SHORT-TERM AND LONG-TERM INVESTMENTS
Short-term and long-term investments include marketable securities in the amount of $1,012,282 and $735,717 as of December 31, 2020 and 2019, respectively and short-term bank deposits in the amounts of $9,331 and $17,444 as of December 31, 2020 and 2019 ,respectively.
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2020 and 2019:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Corporate debentures	$973,029	$687,886	$15,016	$4,865	$(343)	$(271)	$987,702	$692,480
U.S. Treasuries	17,613	23,182	418	82	—	(2)	18,031	23,262
U.S. Government Agencies	6,546	19,957	3	38	—	(20)	6,549	19,975
	$997,188	$731,025	$15,437	$4,985	$(343)	$(293)	$1,012,282	$735,717
As of December 31, 2020, the Company classified all of its available for sale marketable securities portfolio to short term presentation on the balance sheet, since the Company’s investment policy changed such that the portfolio is available for use in current operations.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2020 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$135,533	$136,391
Due after one year through five years	861,655	875,891
	$997,188	$1,012,282

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2020 and 2019 are as indicated in the following tables:

	December 31, 2020
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$194,587	$(337)	$8,590	$(6)	$203,177	$(343)
U.S. Treasuries	2,936	—	—	—	2,936	—
	$197,523	$(337)	$8,590	$(6)	$206,113	$(343)

	December 31, 2019
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$70,733	$(117)	$48,658	$(154)	$119,391	$(271)
U.S. Treasuries	—	—	5,005	(2)	5,005	(2)
U.S. Government Agencies	10,974	(20)	—	—	10,974	(20)
	$81,707	$(137)	$53,663	$(156)	$135,370	$(293)